Exhibit 99.4

Report of Independent Accountants on Applying

Agreed-Upon Procedures

P2 Master Trust A

7720 N. Dobson Road

Scottsdale, AZ 85256

Ladies and Gentlemen:

We (“us” or “PwC”) have performed the procedures enumerated below, which were agreed to by P2 Master Trust A (the “Company” or the “Responsible Party”), Deutsche Bank Securities Inc., Goldman Sachs & Co. LLC, Merrill Lynch, Pierce, Fenner & Smith Incorporated, and Morgan Stanley & Co. LLC, who are collectively referred to herein as the “Specified Parties”, solely to assist you in performing certain procedures (the “Procedures”) relating to the accuracy of certain attributes of the collateral assets (the “Properties”) included in the Final Data Tape (as defined below) with respect to the Progress Residential 2018-SFR2 securitization (the “Transaction”). The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Procedures and Findings

In connection with the Transaction, for the procedures outlined in Exhibit 1, the Specified Parties agreed on a sample size of 552 Properties, which was selected using a simple random sample from the pool of assets identified by the Company as being Properties that will collateralize the Transaction.

In connection with the Transaction, for the procedures outlined in Exhibit 2, the Specified Parties have requested that the procedures be performed on the entire pool of assets identified by the Company as being Properties that will collateralize the Transaction.

This agreed-upon procedures engagement was not conducted for the purpose of satisfying any criteria for due diligence published by a nationally recognized statistical rating organization.

In addition, PwC should not be regarded as having in any way warranted or given any assurance as to the following items:

•	The completeness, accuracy, appropriateness, quality or integrity of any of the information provided by the Responsible Party, or any other party for purposes of PwC performing the procedures agreed to by the Specified Parties. The procedures performed would not necessarily reveal any material misstatement of the amounts, balances, ratios, percentages or other relationships of the information included in the data provided to us;

•	The conformity of the assets to stated underwriting, standards, criteria or other requirements;

•	The value of such assets; and

•	The compliance of the originator or purchaser of the assets with federal, state, and local laws and regulations.

We have not performed any procedures with respect to the fair value of the securities being offered in the Transaction and PwC expresses no opinion on the current fair value of these securities. PwC should not be regarded as having performed any procedures other than those detailed in this report.

PricewaterhouseCoopers LLP, Suite 1000, 600 13th Street N.W., Washington, DC 20005

T: (202) 414 1000, F: (202) 414 1301, www.pwc.com/us

With respect to any terms or requirements of the securitization offering documents that do not appear in the exhibits, we performed no procedures and, accordingly, the procedures we performed would not ensure that any requirements are satisfied. Further, we have performed only the following agreed-upon procedures and therefore make no representations regarding the adequacy of disclosures or whether any material facts have been omitted from the securitization offering documents.

It should be understood that we make no representations as to:

(i)	The interpretation of Transaction documents (including, but not limited to, indenture agreements or offering documents) included in connection with our procedures;
(ii)	Your compliance with Rule 15Ga-2 of the Securities Exchange Act of 1934;
(iii)	The reasonableness of any of the assumptions provided by the Responsible Party; and
(iv)	The adequacy of the sample size, as provided by the Specified Parties, nor do we draw any conclusions about the Initial Data Tape or the Final Data Tape based on the sample size and results of the procedures performed.

These procedures should not be taken to supplant any additional inquiries or procedures that the Specified Parties would undertake in consideration of the Transaction.

For purposes of performing these agreed-upon procedures, no exceptions were reported for differences within the tolerances stated in Exhibit 1 of this AUP Report.

Data, Information and Documents Provided

The following definitions, unless otherwise indicated, have been adopted in presenting our procedures and findings:

•	The phrase “compared” refers to the comparison of one or more data attributes to underlying documentation.
•	The phrase “recalculated” refers to a recalculation of one of more data attributes using a prescribed methodology.
•	The phrase “Property Cut-Off Date” refers to June 30, 2018.
•	The phrase “StructuredFN” refers to the website used to store the Source Documents used for the purposes of our procedures.
•	The phrase “MTM” refers to Properties that are leased on a month to month basis.
•	The phrase “Lease Review Date” refers to July 12, 2018.
•	The phrase “Sample Attributes” refers to the data attributes listed in the table below:

Sample Attributes
Acquisition Month	Date of Lease Start
Acquisition Year	Date of Lease End
Acquisition Type	$ Rent (Per Month)
Purchase Price

•	The phrase “Sample Purchase Attributes” collectively refers to the Acquisition Month, Acquisition Year, Acquisition Type, and Purchase Price Sample Attributes.

•	The phrase “Sample Lease Attributes” collectively refers to the Date of Lease Start, Date of Lease End, and $ Rent (Per Month) Sample Attributes.

The “Data Files” refer to the following files provided to us by the Company:

•	An electronic data file labeled “Progress 2018-SFR2 Final Data Tape_6.30.18_v02_PW.xlsx” containing the Sample Attributes as of the Property Cut-Off Date (the “Initial Data Tape”);

•	An electronic data file labeled “Progress 2018-SFR2 Data Tape_6.30.18_v04_PW.xlsx” containing the Sample Attributes as of the Property Cut-Off Date (the “Final Data Tape”);

•	An electronic file provided by the Company, entitled “2018-2 MTM.DOCX”, containing screenshots from the Company’s property management system evidencing the transaction history of each Property in the Month to Month Sample (as defined below) for the month of June 2018 (the “MTM Support File”);

•	Certain lease and purchase documentation relating to the Properties that were made available on StructuredFN or via email, as applicable (the “Source Documents”); and

•	Certain electronic data files provided for the purposes of performing the electronic comparison and recalculation procedures enumerated in Exhibit 2 (the “Supplemental Data Files”), listed and defined as follows:

○	Two electronic data files labeled “Clear Capital BPO Report_20182_7.17.18_v2.xlsx” and “Progress 2018-SFR2 Tie Out.xlsx” (together, the “BPO Results File”);

○	An electronic data file labeled “PR-2018-SFR2_MSA Name Mapping_v02.xlsx” (the “MSA Mapping File”);

○	An electronic data file labeled “Progress 2018-SFR2 - Accounting Detail 6-30-2018_v01.xlsx” (the “Accounting Detail File”); and

○	An electronic data file labeled “Progress 2018-SFR2 Quality Scores_v01.xlsx” (the “Quality Scores File”).

Procedures Performed

1.	Using the Initial Data Tape, we randomly selected 552 Properties (the “Sample Properties”) from the 2,119 Properties represented on the Initial Data Tape for review. We make no representations as to the adequacy of the sample size, nor do we draw any conclusions about the entire Initial Data Tape based on the sample size and results of the procedures performed.

For each of the Sample Properties, using the information, instruction, and assumptions provided by the Company and listed in Exhibit 1, we compared the Sample Attributes as of the Property Cut-Off Date, as shown on the Initial Data Tape, with the corresponding information in the applicable Source Documents provided by the Company as of the Lease Review Date. For the purposes of our comparison procedures, we were instructed by the Company to use the logic enumerated in the applicable “Comparison Instructions” section of Exhibit 1. We make no representations regarding the methodologies or assumptions provided to us by the Company.

For each Sample Attribute, for the purposes of our comparison procedures, we were instructed by the Company to use the tolerances listed in Exhibit 1 as the maximum acceptable difference.

We compared the Sample Attributes in the Initial Data Tape for the Sample Properties to the Source Documents and noted the following differences (the “Purchase and Lease Discrepancies”):

Table 1: Purchase and Lease Discrepancies

#	Sample Attribute	Initial Data Tape Value	Source Document Value
662	Acquisition Type	Non-Trustee	Bulk Sale
665	Acquisition Type	Non-Trustee	Bulk Sale
1207	Acquisition Type	Bulk Sale	Non-Trustee
1409	Acquisition Type	Non-Trustee	Bulk Sale
1472	Acquisition Type	Non-Trustee	Bulk Sale
1856	Date of Lease Start	August 01, 2016	August 01, 2017

2.	For each of the 552 Sample Properties included in the remaining 2,116 Properties in the Final Data Tape provided by the Company, we performed the following procedures:

a)	For each Sample Attribute relating to the Purchase and Lease Discrepancies, we compared the “Source Document Value” shown in Table 1 to the corresponding Sample Attribute value in the Final Data Tape and noted no differences; and

b)	For each Sample Attribute that did not have a Purchase and Lease Discrepancy, we compared the Initial Data Tape to the Final Data Tape and noted no differences.

We make no representations as to the adequacy of the sample size, nor do we draw any conclusions about the entire Final Data Tape based on the sample size and results of the procedures performed.

3.	On the Final Data Tape, we identified 27 Properties where the MTM data attribute was equal to “Y”. Of these 27 Properties, 8 of the Properties (the “Month to Month Sample Properties”) were part of the Sample Properties included in the Final Data Tape provided by the Company. Using the MTM Support File provided by the Company, the Final Data Tape, and the methodology provided by the Company, we noted without exception that each of the Month to Month Sample Properties:

a)	Has an occupancy status of “Occupied” within the Final Data Tape;

b)	Has a lease expiration date prior to the Property Cut-Off Date; and

c)	As indicated in the MTM Support File, the tenant had been charged and paid rent for the month of June 2018.

4.	Using the information, instruction, and assumptions provided by the Company, for each of the Properties represented in the Final Data Tape, we performed the respective procedures for the fields listed in Exhibit 2. The Company provided the Supplemental Data Files and certain calculation methodologies as identified in Exhibit 2 for the purposes of comparing or recalculating each characteristic and instructed us to use these methodologies for the purpose of our procedures. We make no representations regarding the methodologies or assumptions provided to us by the Company.

We compared and agreed the information and noted no exceptions.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not conduct an examination or review, the objective of which would be the expression of an opinion or conclusion on the Final Data Tape. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

This report is intended solely for the information and use of the Specified Parties, and is not intended to be and should not be used by anyone other than the Specified Parties.

If a party has obtained, or has access to, this report without having executed an agreement with PwC wherein such party accepts responsibility for the sufficiency of the procedures performed (such party is herein referred to as a “Non-Specified Party”), that Non-Specified Party cannot:

i)	Rely upon this report, and any use of this report by that Non-Specified Party is its sole responsibility and at its sole and exclusive risk; and

ii)	Acquire any rights or claims against PwC, and PwC assumes no duties or obligations to such Non-Specified Party.

A Non-Specified Party may not disclose or distribute this report or any of the report’s contents to any other party (including but not limited to electronic distribution and/or posting to a website pursuant to Rule 17G-5 of the Securities Exchange Act of 1934).

The procedures enumerated above were performed as of the date of this report, and we disclaim any consideration of any events and circumstances occurring after the date of this report. Further, we have no obligation to update this report because of events occurring, or data or information coming to our attention, subsequent to the date of this report.

We make no representations regarding the methodologies or assumptions provided to us by the Company.

Except as described in this report, we performed no procedures to determine the accuracy or completeness of the information contained in the Data Files.

/s/PricewaterhouseCoopers LLP

July 19, 2018

Exhibit 1

Sample Attribute: Date of Lease Start

Tolerance Level: +/- 30 days

Comparison Instructions:

For the purposes of the Date of Lease Start procedure, for Properties where the MTM data attribute equals “N”, the “Relevant Lease Agreement” is the lease agreement, lease addendum, or lease renewal letter in which the lease start and lease end date information provided in the applicable Source Document encompasses the Property Cut-Off Date. If multiple documents are available that fit this definition, the Relevant Lease Agreement is the document that a) encompasses the Property Cut-Off Date, and b) was most recently uploaded to StructuredFN by the Company as of the Lease Review Date.

For Properties where the MTM data attribute equals “Y”, the “Relevant Lease Agreement” is the lease agreement, lease addendum, or lease renewal letter that was a) most recently uploaded to StructuredFN by the Company as of the Lease Review Date, and b) the latest lease agreement that was entered into prior to the Property Cut-Off Date.

For Properties where the Occupancy data attribute equals “Occupied”, we compared the Date of Lease Start Sample Lease Attribute to information available in the Relevant Lease Agreement.

Sample Attribute: Date of Lease End

Tolerance Level: +/- 30 days

Comparison Instructions:

For the purposes of the Date of Lease End procedure, for Properties where the MTM data attribute equals “N”, the “Relevant Lease Agreement” is the lease agreement, lease addendum, or lease renewal letter in which the lease start and lease end date information provided in the applicable Source Document encompasses the Property Cut-Off Date. If multiple documents are available that fit this definition, the Relevant Lease Agreement is the document that a) encompasses the Property Cut-Off Date, and b) was most recently uploaded to StructuredFN by the Company as of the Lease Review Date.

For Properties where the MTM data attribute equals “Y”, the “Relevant Lease Agreement” is the lease agreement, lease addendum, or lease renewal letter that was a) most recently uploaded to StructuredFN by the Company as of the Lease Review Date, and b) the latest lease agreement that was entered into prior to the Property Cut-Off Date.

For Properties where the Occupancy data attribute equals “Occupied”, we compared the Date of Lease End Sample Lease Attribute to information available in the Relevant Lease Agreement.

Sample Attribute: $ Rent (Per Month)

Tolerance Level: +/- $30

Comparison Instructions:

For the purposes of the monthly rent procedure, for Properties where the MTM data attribute equals “N”, the “Relevant Lease Agreement” is the lease agreement, lease addendum, or lease renewal letter in which the lease start and lease end date information provided in the applicable Source Document encompasses the Property Cut-Off Date. If multiple documents are available that fit this definition, the Relevant Lease Agreement is the document that a) encompasses the Property Cut-Off Date, and b) was most recently uploaded to StructuredFN by the Company as of the Lease Review Date.

For Properties where the MTM data attribute equals “Y”, the “Relevant Lease Agreement” is the lease agreement, lease addendum, or lease renewal letter that was a) most recently uploaded to StructuredFN by the Company as of the Lease Review Date, and b) the latest lease agreement that was entered into prior to the Property Cut-Off Date.

For Properties where the Occupancy data attribute equals “Occupied,” we compared the $ Rent (Per Month) Sample Lease Attribute to the applicable monthly rent information available in the Relevant Lease Agreement.

Sample Attribute: Acquisition Type

Tolerance Level: N/A

Comparison Instructions:

1)	If multiple properties are listed in the purchase agreement or bid receipt, as applicable, compare the Acquisition Type data attribute to “Bulk Sale”.

2)	If a bid receipt is available for the applicable Property, and only one property is listed in that bid receipt, compare the Acquisition Type data attribute to “Trustee”.

3)	If a purchase agreement or online marketplace receipt is available for the applicable property and only one property is listed in that purchase agreement, compare the Acquisition Type data attribute to “Non-Trustee”.

Sample Attribute: Acquisition Month

Tolerance Level: +/- 1 month (considering the Acquisition Year data attribute)

Comparison Instructions:

1)	If a settlement statement is available, compare the Acquisition Month data attribute to information available in the settlement statement. If the Acquisition Month data attribute does not agree with the information available in the settlement statement, or if a settlement statement is not available, then

2)	If a recorded deed is available, compare the Acquisition Month data attribute to information available in the recorded deed. If the Acquisition Month data attribute does not agree with the information available in the recorded deed, or if a recorded deed is not available, then

3)	If a bid receipt is available, compare the Acquisition Month data attribute to information available in the bid receipt. If the Acquisition Month data attribute does not agree with the information available in the bid receipt, or if a bid receipt is not available, then

4)	If a purchase agreement is available, compare the Acquisition Month data attribute to information available in the purchase agreement.

Sample Attribute: Acquisition Year

Tolerance Level: N/A (refer to Acquisition Month tolerance)

Comparison Instructions:

1)	If a settlement statement is available, compare the Acquisition Year data attribute to information available in the settlement statement. If the Acquisition Year data attribute does not agree with the information available in the settlement statement, or if a settlement statement is not available, then

2)	If a recorded deed is available, compare the Acquisition Year data attribute to information available in the recorded deed. If the Acquisition Year data attribute does not agree with the information available in the recorded deed, or if a recorded deed is not available, then

3)	If a bid receipt is available, compare the Acquisition Year data attribute to information available in the bid receipt. If the Acquisition Year data attribute does not agree with the information available in the bid receipt, or if a bid receipt is not available, then

4)	If a purchase agreement is available, compare the Acquisition Year data attribute to information available in the purchase agreement.

Sample Attribute: Purchase Price

Tolerance Level: +/- $10

Comparison Instructions:

1)	If a settlement statement is available, compare the Purchase Price data attribute to information available in the settlement statement. If a settlement statement is not available, then

2)	If a bid receipt is available, compare the Purchase Price data attribute to information available in the bid receipt. If a bid receipt is not available, then

3)	If a purchase agreement is available, compare the Purchase Price data attribute to information available in the purchase agreement.

4)	If multiple properties are listed on either, a) the settlement statement, b) the bid receipt, or c) the purchase agreement, and the relevant purchase price information is not disaggregated at the property level, then compare the Purchase Price data attribute to information available in the applicable bulk sale schedule provided by the Company.

Exhibit 2

Field Name	Procedure	Calculation	Data File(s)	Comments
Months Since Acquisition	Recalculate and compare	Recalculation: (Property Cut-off Date - Acquisition Date) / 30	Final Data Tape (Acquisition Date)
Address (Street)	Final Data Tape to Supplemental Data File electronic comparison	n/a	BPO Results File
City	Final Data Tape to Supplemental Data File electronic comparison	n/a	BPO Results File
State	Final Data Tape to Supplemental Data File electronic comparison	n/a	BPO Results File
MSA	Recalculate and compare	Recalculation: Match Zip Code and County to MSA using the Data Files provided by the Company	MSA Mapping File Final Data Tape (Zip Code and County)
Zip Code	Final Data Tape to Supplemental Data File electronic comparison	n/a	BPO Results File
Property Type	Final Data Tape to Supplemental Data File electronic comparison	n/a	BPO Results File
Condo?	Final Data Tape to Supplemental Data File electronic comparison	n/a	BPO Results File
Pool?	Final Data Tape to Supplemental Data File electronic comparison	n/a	BPO Results File
Closing and Related Acquisition Costs	Final Data Tape to Supplemental Data File electronic comparison	n/a	Accounting Detail File
Total Cost Basis (Pre-Rehab)	Recalculate and compare	Recalculation: Purchase Price + Closing and Related Acquisition Costs	Final Data Tape (Purchase Price; Closing and Related Acquisition Costs)
Actual Rehab Spend	Final Data Tape to Supplemental Data File electronic comparison	n/a	Accounting Detail File
Total Cost Basis (Post -Rehab, incl. Other Costs)	Recalculate and compare	Recalculation: Actual Rehab Spend + Total Cost Basis (Pre-Rehab)	Final Data Tape (Actual Rehab Spend; Total Cost Basis (Pre-Rehab))

Field Name	Procedure	Calculation	Data File(s)	Comments
Original Length of Lease (months)	Recalculate and compare	Recalculation: (Date of Lease End - Date of Lease Start) / 30	Final Data Tape (Date of Lease End; Date of Lease Start; Occupancy)	For Vacant properties, the Original Length of Lease (months) has been calculated as zero. Calculation rounded to the nearest integer.
BPO Value	Final Data Tape to Supplemental Data File electronic comparison	n/a	BPO Results File
Most Recent BPO Date	Final Data Tape to Supplemental Data File electronic comparison	n/a	BPO Results File
Contractual Rent (Annual)	Recalculate and compare	Recalculation: $ Rent (Per Month) * 12	Final Data Tape ($Rent (Per Month); Occupancy)	For Vacant properties, the Contractual Rent (Annual) has been calculated as zero.
Gross Potential Rent (Annual)	Recalculate and compare	Recalculation: $ Rent (Per Month) * 12	Final Data Tape ($Rent (Per Month))
Miscellaneous Other Income (e.g. late fees, bad checks)	Recalculate and compare	Recalculation: Gross Potential Rent (Annual) * Miscellaneous Other Income Rate	Final Data Tape (Gross Potential Rent (Annual))	The Company has stated that the Miscellaneous Other Income Rate is 2%.
Total Annual Gross Revenue	Recalculate and compare	Recalculation: Gross Potential Rent (Annual) + Miscellaneous Other Income (e.g. late fees, bad checks)	Final Data Tape (Gross Potential Rent (Annual); Miscellaneous Other Income (e.g. late fees, bad checks))
Underwritten Vacancy	Recalculate and compare

Recalculation:

Gross Potential Rent (Annual) * ((Turnover Rate * Days Vacant) / 365)

+ ((Gross Potential Rent (Annual) - Gross Potential Rent (Annual) * ((Turnover Rate * Days Vacant) / 365)) * Credit Loss)

+ (Total Annual Gross Revenue / 12) * Turnover Rate * (Annual Rent Concession / 12)

			Final Data Tape (Gross Potential Rent (Annual); Total Annual Gross Revenue) Quality Scores File (Credit Loss; Days Vacant; Turnover Rate)	The Turnover Rate, Days Vacant and Credit Loss are property-level estimates provided in the Quality Scores File. The Company has stated that the Annual Rent Concession is 20%.
Real Estate Taxes	Final Data Tape to Supplemental Data File electronic comparison	n/a	Accounting Detail File

Field Name	Procedure	Calculation	Data File(s)	Comments
Property Management Fee	Recalculate and compare	Recalculation: Property Management Fee * (1-Economic Vacancy) * Gross Potential Rent (Annual)	Final Data Tape (Gross Potential Rent (Annual)) Quality Scores File (Economic Vacancy)	Economic Vacancy is a property-level estimate provided in the Quality Scores File. The Company has stated that the Property Management Fee is 7%.
HOA Fees	Final Data Tape to Supplemental Data File electronic comparison	n/a	Accounting Detail File
Insurance	Final Data Tape to Supplemental Data File electronic comparison	n/a	Accounting Detail File
Repairs and Maintenance	Recalculate and compare	Recalculation: Repairs and Maintenance Fit Adjustment + Year Built Adjustment + Pool Adjustment + 100	Final Data Tape (Pool?; State; Year Built) Quality Scores File (Progress Fit)

The Repairs and Maintenance Fit Adjustment term is a function of property-specific quality score assignments provided in the Quality Scores File.

The Year Built Adjustment is a function of Year Built.

The Pool Adjustment is a function of a) the existence of a pool at a given property, and b) the geographic state of that property.

Maintenance Turnover Costs	Recalculate and compare	Recalculation: Turnover Rate * (Max(CapEx on Turnover Fit Adjustment, CapEx on Turnover Fit Adjustment + (Total SF - 2000)) + 200)	Final Data Tape (Total SF) Quality Scores File (Quality Score; Turnover Rate)

The Turnover Rate is a property-level estimate provided in the Quality Scores File.

The CapEx on Turnover Fit Adjustment term is a function of property-specific quality score assignments provided in the Quality Scores File.

Leasing and Marketing Costs	Recalculate and compare	Recalculation: (Turnover Rate * (Gross Potential Rent (Annual) / 12) + (1-Turnover Rate) * (Gross Potential Rent (Annual) / 12) * Renewal Fee	Final Data Tape (Gross Potential Rent (Annual)) Quality Scores File (Turnover Rate)	The Turnover Rate is a property-level estimate provided in the Quality Scores File. The Company has stated that the Renewal Fee is 35%.

Field Name	Procedure	Calculation	Data File(s)	Comments
Other	Recalculate and compare	Recalculation: 350 * 12 * Turnover Rate * Days Vacant / 365	Quality Scores File (Days Vacant; Turnover Rate)	The Turnover Rate is a property-level estimate provided in the Quality Scores File. Days Vacant is a property-level estimate provided in the Quality Scores File.
Underwritten Net Cash Flow - Before Capex	Recalculate and compare	Recalculation: Total Annual Gross Revenue - Underwritten Vacancy - Real Estate Taxes - Property Management Fee - HOA Fees - Insurance - Repairs and Maintenance - Maintenance Turnover Costs - Leasing and Marketing Costs - Other	Final Data Tape (Total Annual Gross Revenue; Underwritten Vacancy; Real Estate Taxes; Property Management Fees; HOA Fees; Insurance; Repairs and Maintenance; Leasing and Marketing Costs; Other)
Underwritten Net Cash Flow - After Capex	Recalculate and compare	Recalculation: Underwritten Net Cash Flow - Before Capex - Capex Reserve	Final Data Tape (Underwritten Net Cash Flow - Before Capex; Capex Reserve)